S-K 1603(a) SPAC Sponsor - USD ($)		2 Months Ended
	Aug. 29, 2025	May 31, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Emmis Capital Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	Emmis Capital Sponsor LLC	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or Share Rights were originally purchased; (f) pro rata distributions from our sponsor. to its respective members, partners or shareholders pursuant to our sponsor’s or I-Bankers’ limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Units	30 days after the completion of our initial business combination	Emmis Capital Sponsor LLC and I-Bankers	Same as above

Any units, shar rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, Share Rights or founder shares	180 days	Emmis Capital Sponsor LLC	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 500,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. Further, any of the members of our sponsor may transfer their interests in the sponsor, leading to a transfer of their indirect interest in our securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein

With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 29,038,200
Number of Shares Used to Determine Net Tangible Book Value Adjusted		6,541,875
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 77,114,590
Number of Shares Used to Determine Net Tangible Book Value Adjusted		11,349,514
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 50,000
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 50,000
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted		(7,211,458)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted		(2,403,819)
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 32,814,650
Number of Shares Used to Determine Net Tangible Book Value Adjusted		7,431,440
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 88,443,940
Number of Shares Used to Determine Net Tangible Book Value Adjusted		12,994,369
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 50,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Net Tangible Book Value Adjusted (in Dollars)		$ 50,000
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted		(8,344,393)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Sponsor [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted		(2,781,464)